UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 20.5%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
Series 267, (Interest Only), Class S5, 4.761%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)(2)	$16,657,727	$2,976,596
Series 2182, Class ZC, 7.50%, 9/15/29	188,548	217,743
Series 2631, (Interest Only), Class DS, 5.861%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)(2)	3,211,389	506,649
Series 2953, (Interest Only), Class LS, 5.461%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)(2)	2,718,948	259,492
Series 2956, (Interest Only), Class SL, 5.761%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)(2)	1,665,707	302,164
Series 3114, (Interest Only), Class TS, 5.411%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)(2)	5,990,163	796,534
Series 3153, (Interest Only), Class JI, 5.381%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)(2)	3,836,942	686,966
Series 3727, (Interest Only), Class PS, 5.461%, (6.70% - 1 mo. USD LIBOR), 11/15/38(1)(2)	2,585,461	47,694
Series 3745, (Interest Only), Class SA, 5.511%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)(2)	2,544,689	178,303
Series 3845, (Interest Only), Class ES, 5.411%, (6.65% - 1 mo. USD LIBOR), 1/15/29(1)(2)	1,689,144	59,174
Series 3919, (Interest Only), Class SL, 5.411%, (6.65% - 1 mo. USD LIBOR), 10/15/40(1)(2)	24,820	83
Series 3969, (Interest Only), Class SB, 5.411%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)(2)	1,793,539	102,485
Series 3973, (Interest Only), Class SG, 5.411%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)(2)	3,228,486	263,207
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	3,331,248	562,585
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	16,097,298	1,994,806
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	13,482,273	1,483,928
Series 4070, (Interest Only), Class S, 4.861%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)(2)	19,916,468	3,156,966
Series 4095, (Interest Only), Class HS, 4.861%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)(2)	6,927,612	938,347
Series 4109, (Interest Only), Class ES, 4.911%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)(2)	91,014	16,861
Series 4109, (Interest Only), Class KS, 4.861%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)(2)	2,079,781	89,289
Series 4109, (Interest Only), Class SA, 4.961%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)(2)	7,642,991	1,356,514
Series 4149, (Interest Only), Class S, 5.011%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)(2)	5,779,848	967,711
Series 4163, (Interest Only), Class GS, 4.961%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)(2)	4,621,781	891,467
Series 4169, (Interest Only), Class AS, 5.011%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)(2)	7,282,945	1,188,819

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	$6,295,787	$536,429
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	10,357,235	1,012,244
Series 4189, (Interest Only), Class SQ, 4.911%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)(2)	7,658,580	1,218,176
Series 4203, (Interest Only), Class QS, 5.011%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)(2)	5,477,871	833,012
Series 4212, (Interest Only), Class SA, 4.961%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)(2)	15,376,983	1,617,174
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	2,305,626	50,338
Series 4273, Class SP, 8.707%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(2)	526,143	659,694
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	9,698,531	908,694
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	3,801,296	625,942
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	3,715,753	460,571
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	7,516,988	1,228,586
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	4,895,855	604,604
Series 4381, (Interest Only), Class SK, 4.911%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)(2)	8,206,728	1,465,932
Series 4388, (Interest Only), Class MS, 4.861%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)(2)	9,461,807	1,704,655
Series 4407, Class LN, 6.443%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(2)	336,914	334,657
Series 4408, (Interest Only), Class IP, 3.50%, 4/15/44(1)	11,074,369	1,745,500
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	1,744,076	1,242,930
Series 4452, (Interest Only), Class SP, 4.961%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)(2)	15,997,432	2,229,664
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	4,985,182	4,307,044
Series 4497, (Interest Only), Class CS, 4.961%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)(2)	24,473,766	5,006,557
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	13,534,258	1,988,095
Series 4507, (Interest Only), Class SJ, 4.941%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)(2)	13,877,018	2,781,428
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	8,696,354	1,030,554
Series 4528, (Interest Only), Class BS, 4.911%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)(2)	13,453,113	2,571,357
Series 4629, (Interest Only), Class QI, 3.50%, 11/15/46(1)	14,131,750	2,346,882

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4637, Class CU, 3.00%, 8/15/44	$15,443,047	$14,999,823
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(1)	6,700,925	940,923
Series 4644, (Interest Only), Class TI, 3.50%, 1/15/45(1)	13,044,421	1,927,993
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(1)	8,053,405	1,076,375
Series 4667, (Interest Only), Class PI, 3.50%, 5/15/42(1)	27,556,560	4,085,202
Series 4672, (Interest Only), Class LI, 3.50%, 1/15/43(1)	15,098,935	2,018,617
Series 4677, Class SB, 11.06%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(2)	3,894,501	4,160,117
Series 4703, Class TZ, 4.00%, 7/15/47	1,355,936	1,359,096

		$88,123,248

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 5.888%, (1 mo. USD LIBOR + 4.65%), 10/25/28(4)	$1,750,000	$1,983,635
Series 2017-DNA1, Class B1, 6.188%, (1 mo. USD LIBOR + 4.95%), 7/25/29(4)	1,244,000	1,315,427
Series 2017-DNA1, Class M2, 4.488%, (1 mo. USD LIBOR + 3.25%), 7/25/29(4)	13,000,000	13,706,173
Series 2017-DNA2, Class M2, 4.688%, (1 mo. USD LIBOR + 3.45%), 10/25/29(4)	9,310,000	9,893,185

		$26,898,420

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$393,554	$436,109
Series 1994-42, Class K, 6.50%, 4/25/24	248,782	270,742
Series 2004-46, (Interest Only), Class SI, 4.762%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)(2)	5,580,685	752,731
Series 2005-17, (Interest Only), Class SA, 5.462%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)(2)	2,832,153	565,647
Series 2005-71, (Interest Only), Class SA, 5.512%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)(2)	2,917,110	310,353
Series 2005-105, (Interest Only), Class S, 5.462%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)(2)	2,639,601	492,556
Series 2006-44, (Interest Only), Class IS, 5.362%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)(2)	2,268,841	405,251
Series 2006-65, (Interest Only), Class PS, 5.982%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)(2)	2,247,287	451,599
Series 2006-96, (Interest Only), Class SN, 5.962%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)(2)	3,131,364	550,096

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2006-104, (Interest Only), Class SD, 5.402%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)(2)	$2,325,169	$414,178
Series 2006-104, (Interest Only), Class SE, 5.392%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)(2)	1,550,112	287,224
Series 2007-50, (Interest Only), Class LS, 5.212%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)(2)	3,239,292	585,042
Series 2008-26, (Interest Only), Class SA, 4.962%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)(2)	4,169,114	690,444
Series 2008-61, (Interest Only), Class S, 4.862%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)(2)	7,069,204	1,195,618
Series 2009-62, Class WA, 5.571%, 8/25/39	2,418,354	2,648,272
Series 2010-99, (Interest Only), Class NS, 5.362%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)(2)	3,858,112	194,180
Series 2010-124, (Interest Only), Class SJ, 4.812%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)(2)	3,411,930	262,950
Series 2010-135, (Interest Only), Class SD, 4.762%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)(2)	7,076,951	559,104
Series 2011-45, (Interest Only), Class SA, 5.412%, (6.65% - 1 mo. USD LIBOR), 1/25/29(1)(2)	3,238,022	90,760
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	6,400,338	613,431
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	4,801,136	460,641
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	7,950,252	771,558
Series 2012-24, (Interest Only), Class S, 4.262%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)(2)	3,647,509	274,500
Series 2012-30, (Interest Only), Class SK, 5.312%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)(2)	10,091,089	1,400,191
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	12,169,211	1,255,342
Series 2012-56, (Interest Only), Class SU, 5.512%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)(2)	3,953,434	206,058
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	13,865,776	1,253,634
Series 2012-73, (Interest Only), Class MS, 4.812%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)(2)	12,525,401	1,068,661

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2012-76, (Interest Only), Class GS, 4.812%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)(2)	$7,735,314	$723,122
Series 2012-86, (Interest Only), Class CS, 4.862%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)(2)	5,380,445	496,279
Series 2012-94, (Interest Only), Class KS, 5.412%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)(2)	18,429,553	2,558,074
Series 2012-94, (Interest Only), Class SL, 5.462%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)(2)	13,822,165	1,938,180
Series 2012-97, (Interest Only), Class PS, 4.912%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)(2)	13,454,747	1,993,202
Series 2012-103, (Interest Only), Class GS, 4.862%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)(2)	13,766,593	1,274,791
Series 2012-112, (Interest Only), Class SB, 4.912%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)(2)	11,295,128	1,615,740
Series 2012-124, (Interest Only), Class IO, 1.464%, 11/25/42(1)	16,979,573	707,467
Series 2012-139, (Interest Only), Class LS, 4.915%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)(2)	9,399,437	1,982,854
Series 2012-147, (Interest Only), Class SA, 4.862%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)(2)	12,034,663	2,277,240
Series 2012-150, (Interest Only), Class PS, 4.912%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)(2)	11,050,665	1,853,606
Series 2012-150, (Interest Only), Class SK, 4.912%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)(2)	17,160,649	2,763,427
Series 2013-6, Class TA, 1.50%, 1/25/43	2,921,573	2,849,490
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	29,012,159	4,908,457
Series 2013-12, (Interest Only), Class SP, 4.412%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)(2)	5,154,574	653,795
Series 2013-15, (Interest Only), Class DS, 4.962%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)(2)	12,535,750	2,259,753
Series 2013-23, (Interest Only), Class CS, 5.012%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)(2)	6,786,161	1,133,563
Series 2013-54, (Interest Only), Class HS, 5.062%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)(2)	11,949,829	1,314,504

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2013-64, (Interest Only), Class PS, 5.012%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)(2)	$8,377,133	$1,250,910
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	13,396,260	2,025,529
Series 2013-75, (Interest Only), Class SC, 5.012%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)(2)	20,743,743	2,304,895
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	4,379,821	483,686
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	4,056,258	682,998
Series 2014-41, (Interest Only), Class SA, 4.812%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)(2)	8,150,287	1,828,034
Series 2014-43, (Interest Only), Class PS, 4.862%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)(2)	8,859,925	1,602,884
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	13,125,158	1,902,073
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	4,844,780	608,007
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	9,939,396	1,694,900
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	7,972,358	1,168,024
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	13,258,640	2,372,195
Series 2015-6, (Interest Only), Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)(2)	23,134,522	1,784,153
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	16,136,426	2,318,714
Series 2015-17, (Interest Only), Class SA, 4.962%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)(2)	13,909,595	2,026,632
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	8,303,354	1,210,801
Series 2015-31, (Interest Only), Class SG, 4.862%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)(2)	16,856,223	3,599,068
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	9,582,909	1,395,004
Series 2015-47, (Interest Only), Class SG, 4.912%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)(2)	10,510,560	2,108,395
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	22,441,819	3,480,699
Series 2015-93, (Interest Only), Class BS, 4.912%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)(2)	13,497,984	2,595,255

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2015-95, (Interest Only), Class SB, 4.762%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)(2)	$19,040,165	$3,509,182
Series 2016-1, (Interest Only), Class SJ, 4.912%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)(2)	26,727,096	5,140,936
Series 2017-46, (Interest Only), Class NI, 3.00%, 8/25/42(1)	14,522,348	1,925,308
Series 2017-66, Class ZJ, 3.00%, 9/25/57	6,689,619	6,382,160
Series 2017-76, Class Z, 3.00%, 10/25/57	13,448,236	13,069,990

		$120,240,848

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.488%, (1 mo. USD LIBOR + 4.25%), 1/25/29(4)	$9,000,000	$10,018,575
Series 2017-C01, Class 1M2, 4.788%, (1 mo. USD LIBOR + 3.55%), 7/25/29(4)	4,923,016	5,250,427
Series 2017-C03, Class 1M2, 4.238%, (1 mo. USD LIBOR + 3.00%), 10/25/29(4)	6,300,000	6,525,437
Series 2017-C05, Class 1M2, 3.438%, (1 mo. USD LIBOR + 2.20%), 1/25/30(4)	35,500,000	35,317,842

		$57,112,281

Government National Mortgage Association:
Series 2011-48, (Interest Only), Class SD, 5.431%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)(2)	$6,358,867	$357,465
Series 2014-68, (Interest Only), Class KI, 0.846%, 10/20/42(1)	15,972,417	469,210
Series 2015-116, (Interest Only), Class AS, 4.461%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)(2)	12,098,679	1,436,583
Series 2017-96, Class ZM, 3.00%, 6/20/47	7,780,812	7,651,629
Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(2)	3,157,130	3,197,777
Series 2017-104, (Interest Only), Class SD, 4.961%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)(2)	17,879,839	3,634,765
Series 2017-110, Class ZJ, 3.00%, 7/20/47	14,177,321	13,925,963
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,842,628	3,749,988
Series 2017-116, Class ZA, 3.00%, 7/20/47	4,033,712	3,997,079
Series 2017-121, (Interest Only), Class DS, 3.261%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)(2)	24,340,341	1,883,743
Series 2017-137, (Interest Only), Class AS, 3.261%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)(2)	33,735,927	2,746,459

		$43,050,661

Total Collateralized Mortgage Obligations (identified cost $367,700,847)		$335,425,458

Mortgage Pass-Throughs — 2.2%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
2.858%, (COF + 1.25%), with maturity at 2035(5)	$663,694	$686,562
4.407%, (COF + 1.25%), with maturity at 2030(5)	220,954	236,037
6.50%, with maturity at 2036	1,601,101	1,820,955
7.00%, with various maturities to 2036	2,780,530	3,209,765
7.50%, with maturity at 2035	863,254	1,006,495
8.00%, with maturity at 2026	255,299	263,167

		$7,222,981

Federal National Mortgage Association:
3.699%, (COF + 1.25%), with maturity at 2035(5)	$597,184	$628,112
3.834%, (COF + 1.78%), with maturity at 2035(5)	1,494,591	1,596,619
6.00%, with various maturities to 2032	613,386	691,154
6.50%, with various maturities to 2036	2,329,240	2,627,926
7.00%, with various maturities to 2037	4,720,334	5,461,477
7.50%, with maturity at 2035	4,834,228	5,670,169
8.50%, with maturity at 2032	291,369	350,827
9.50%, with maturity at 2028	517,733	573,506

		$17,599,790

Government National Mortgage Association:
7.00%, with various maturities to 2035(6)	$8,077,084	$9,409,586
7.50%, with maturity at 2032	853,882	964,111

		$10,373,697

Total Mortgage Pass-Throughs (identified cost $33,177,402)		$35,196,468

Commercial Mortgage-Backed Securities — 6.4%

Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.441%, 12/10/54(7)(8)	$800,000	$666,496
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.516%, 7/10/47(7)(8)	3,683,000	3,248,494
COMM Mortgage Trust
Series 2014-CR20, Class D, 3.222%, 11/10/47(7)	5,650,000	4,639,690
Series 2015-CR22, Class D, 4.123%, 3/10/48(7)(8)	10,277,500	8,682,408
Series 2015-CR24, Class D, 3.463%, 8/10/48(8)	10,000,000	8,178,573

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

COMM Mortgage Trust (continued)
Series 2015-CR27, Class D, 3.472%, 10/10/48(7)(8)	$10,000,000	$8,236,526
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.665%, 4/15/47(7)(8)	2,081,000	1,871,045
Series 2014-C21, Class D, 4.66%, 8/15/47(7)(8)	2,600,000	2,238,689
Series 2014-C22, Class D, 4.559%, 9/15/47(7)(8)	4,150,000	3,570,757
Series 2014-C23, Class D, 3.958%, 9/15/47(7)(8)	6,000,000	5,191,380
Series 2014-C25, Class D, 3.946%, 11/15/47(7)(8)	11,000,000	8,583,230
Series 2015-C29, Class D, 3.702%, 5/15/48(8)	10,000,000	8,011,099
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.369%, 8/15/46(7)(8)	5,000,000	4,334,904
Series 2014-C16, Class D, 4.755%, 6/15/47(7)(8)	4,000,000	3,651,387
Series 2015-C23, Class D, 4.134%, 7/15/50(7)(8)	5,000,000	4,373,353
Series 2016-C32, Class D, 3.396%, 12/15/49(7)(8)	1,699,000	1,286,107
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(7)(8)	2,625,750	2,653,466
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.48%, 12/10/45(7)(8)	5,000,000	4,916,355
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(7)	9,590,000	7,497,676
Series 2015-C29, Class D, 4.225%, 6/15/48(8)	2,000,000	1,750,098
Series 2015-C30, Class D, 4.497%, 9/15/58(7)(8)	3,000,000	2,646,350
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,120,976
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(7)	8,000,000	5,525,141

Total Commercial Mortgage-Backed Securities (identified cost $111,305,210)		$104,874,200

Asset-Backed Securities — 8.6%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.709%, (3 mo. USD LIBOR + 5.35%), 7/15/27(4)(7)	$3,500,000	$3,507,070
Series 2015-17A, Class C2, 6.209%, (3 mo. USD LIBOR + 4.85%), 1/15/28(4)(7)	3,400,000	3,470,506
Series 2015-17A, Class D, 7.709%, (3 mo. USD LIBOR + 6.35%), 1/15/28(4)(7)	2,000,000	2,030,240
Apidos CLO
Series 2015-21A, Class C, 4.904%, (3 mo. USD LIBOR + 3.55%), 7/18/27(4)(7)	4,000,000	4,036,890
Series 2015-21A, Class E, 7.804%, (3 mo. USD LIBOR + 6.45%), 7/18/27(4)(7)	2,000,000	1,903,700

Security	Principal Amount	Value

Ares CLO, Ltd.
Series 2015-2A, Class E2, 6.578%, (3 mo. USD LIBOR + 5.20%), 7/29/26(4)(7)	$4,500,000	$4,417,866
Series 2015-2A, Class F, 7.878%, (3 mo. USD LIBOR + 6.50%), 7/29/26(4)(7)	2,000,000	1,931,582
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.953%, (3 mo. USD LIBOR + 3.60%), 10/17/26(4)(7)	5,000,000	5,015,738
Bain Capital Credit CLO
Series 2017-2A, Class E, 7.657%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(7)	2,250,000	2,272,813
Barings CLO, Ltd.
Series 2017-1A, Class E, 7.281%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(7)	2,900,000	2,910,054
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.809%, (3 mo. USD LIBOR + 3.45%), 7/15/26(4)(7)	4,000,000	4,010,135
Series 2014-1A, Class E1, 6.459%, (3 mo. USD LIBOR + 5.10%), 7/15/26(4)(7)	1,000,000	949,812
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 7.505%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(7)	1,000,000	980,534
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.959%, (3 mo. USD LIBOR + 3.60%), 10/15/26(4)(7)	5,000,000	5,015,864
Series 2015-5A, Class C, 5.413%, (3 mo. USD LIBOR + 4.05%), 1/20/28(4)(7)	4,000,000	4,083,442
Series 2015-5A, Class D, 7.463%, (3 mo. USD LIBOR + 6.10%), 1/20/28(4)(7)	2,000,000	2,040,974
Cent CLO LP
Series 2014-22A, Class C, 5.062%, (3 mo. USD LIBOR + 3.75%), 11/7/26(4)(7)	5,000,000	5,011,336
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.763%, (3 mo. USD LIBOR + 3.40%), 7/20/26(4)(7)	5,000,000	5,019,575
Series 2015-2A, Class F, 7.913%, (3 mo. USD LIBOR + 6.55%), 7/20/26(4)(7)	2,000,000	1,959,036
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 5.015%, (3 mo. USD LIBOR + 3.70%), 8/15/28(4)(7)	6,000,000	6,020,153
Series 2015-40A, Class E, 7.265%, (3 mo. USD LIBOR + 5.95%), 8/15/28(4)(7)	2,500,000	2,511,406
Galaxy CLO, Ltd.
Series 2015-21A, Class D, 5.263%, (3 mo. USD LIBOR + 3.90%), 1/20/28(4)(7)	5,000,000	5,027,745
Series 2015-21A, Class E1, 6.963%, (3 mo. USD LIBOR + 5.60%), 1/20/28(4)(7)	2,500,000	2,506,884
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 5.062%, (3 mo. USD LIBOR + 3.75%), 5/5/27(4)(7)	4,000,000	4,009,536

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 7.854%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(7)	$2,900,000	$2,987,076
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 4.963%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(7)	3,500,000	3,612,845
Series 2015-17A, Class ER, 7.863%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(7)	5,000,000	5,080,346
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 5.663%, (3 mo. USD LIBOR + 4.30%), 10/20/28(4)(7)	5,000,000	5,098,230
Series 2015-11A, Class E, 8.063%, (3 mo. USD LIBOR + 6.70%), 10/20/28(4)(7)	2,500,000	2,555,302
Oaktree CLO, Ltd.
Series 2014-1A, Class DR, 7.609%, (3 mo. USD LIBOR + 6.30%), 5/13/29(4)(7)	3,000,000	2,916,069
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.816%, (3 mo. USD LIBOR + 5.50%), 5/21/27(4)(7)	3,000,000	2,978,445
Series 2015-1A, Class E, 8.316%, (3 mo. USD LIBOR + 7.00%), 5/21/27(4)(7)	2,000,000	2,003,497
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 5.109%, (3 mo. USD LIBOR + 3.75%), 7/15/27(4)(7)	5,000,000	5,011,025
Series 2015-1A, Class E2, 7.859%, (3 mo. USD LIBOR + 6.50%), 7/15/27(4)(7)	3,000,000	3,006,002
Palmer Square CLO, Ltd.
Series 2015-1A, Class DR, 7.516%, (3 mo. USD LIBOR + 6.20%), 5/21/29(4)(7)	2,000,000	1,997,568
Series 2015-2A, Class CR, 5.063%, (3 mo. USD LIBOR + 3.70%), 7/20/30(4)(7)	5,000,000	5,124,043
Park Avenue Institutional Advisers CLO, Ltd.
Series 2017-1A, Class D, (3 mo. USD LIBOR + 6.22%), 11/14/29(7)(9)	2,000,000	1,927,192
Recette CLO, LLC
Series 2015-1A, Class E, 7.063%, (3 mo. USD LIBOR + 5.70%), 10/20/27(4)(7)	4,500,000	4,510,114
Series 2015-1A, Class F, 8.813%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(7)	2,000,000	1,994,322
Voya CLO, Ltd.
Series 2013-1A, Class DR, 7.839%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(7)	5,000,000	4,943,520
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 7.663%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(7)	2,000,000	1,945,982
Series 2017-1A, Class E, 7.774%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(7)	2,000,000	2,036,121

Total Asset-Backed Securities (identified cost $133,969,509)		$140,370,590

Small Business Administration Loans (Interest Only)(10) — 5.0%

Security	Principal Amount	Value

0.657%, 3/15/30	$3,011,241	$72,850
0.73%, 7/15/31	3,570,163	92,748
0.932%, 5/15/42	1,710,147	72,603
0.98%, 4/15/32	1,721,724	61,780
1.132%, 10/14/36	3,475,805	170,983
1.309%, 4/15/42 to 7/15/42	15,892,424	970,215
1.336%, 9/15/41	2,025,038	125,024
1.382%, 6/15/41	3,315,737	205,294
1.48%, 4/15/34	1,283,949	74,298
1.49%, 7/15/36	1,237,865	75,354
1.507%, 7/15/36	1,412,707	85,884
1.559%, 3/16/42 to 7/15/42	9,230,506	652,065
1.586%, 8/28/36 to 10/21/36	4,793,416	314,220
1.609%, 12/15/41 to 7/15/42	13,254,301	978,256
1.632%, 9/15/41 to 6/15/42	3,550,249	269,339
1.682%, 4/15/41 to 5/15/42	6,062,240	480,959
1.73%, 10/15/33	1,933,615	126,724
1.732%, 11/21/41	1,296,426	100,523
1.738%, 5/15/36 to 10/15/36	6,362,598	451,965
1.803%, 11/15/33	1,667,760	114,770
1.809%, 12/21/41 to 11/15/42	9,311,229	832,196
1.836%, 11/9/36 to 2/15/40	3,302,777	255,237
1.859%, 12/28/41 to 6/15/42	19,588,890	1,636,202
1.882%, 11/19/36 to 12/15/36	5,270,006	410,600
1.909%, 2/15/42 to 7/15/42	12,584,307	1,173,324
1.934%, 7/15/42	1,830,000	170,580
1.959%, 11/29/30 to 8/15/42	9,278,855	815,999
1.982%, 10/15/37	1,148,250	91,564
2.032%, 2/15/42 to 5/15/42	4,915,995	492,407
2.055%, 1/15/38	1,197,722	103,082
2.059%, 5/15/42 to 7/15/42	5,336,776	513,495
2.109%, 4/15/33 to 7/15/42	7,589,404	709,835
2.159%, 5/15/42 to 6/15/42	6,657,685	654,354
2.182%, 11/15/40 to 12/15/40	2,038,846	196,344
2.209%, 8/15/42	3,436,658	354,041
2.211%, 5/15/36	1,686,864	151,465
2.232%, 1/15/41 to 1/15/42	4,982,180	522,637
2.282%, 11/1/29	1,635,257	131,254
2.309%, 4/15/42 to 7/15/42	5,489,564	621,032
2.359%, 1/11/42 to 6/15/42	25,589,210	2,760,839
2.382%, 6/15/42	1,813,850	203,098
2.386%, 7/15/40	1,489,341	152,757
2.405%, 3/15/39	976,660	104,116
2.409%, 1/15/38 to 7/15/42	24,959,931	2,789,513
2.432%, 3/15/41 to 6/15/42	5,098,440	552,564

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

2.459%, 12/15/26 to 8/15/42	$16,374,651	$1,754,144
2.482%, 2/23/41 to 3/15/41	2,168,509	237,129
2.509%, 5/15/27	1,257,521	103,116
2.532%, 11/15/42	1,725,000	206,348
2.557%, 1/15/41	1,176,889	129,307
2.559%, 7/15/42	2,242,426	290,872
2.586%, 4/15/36	1,510,441	158,369
2.609%, 5/15/27 to 7/15/42	16,309,971	1,888,748
2.632%, 4/15/41	1,309,783	157,492
2.636%, 5/15/41	1,487,391	174,850
2.659%, 6/15/36 to 7/15/42	6,530,814	807,109
2.682%, 2/15/41 to 4/15/42	6,980,704	863,479
2.709%, 5/15/27 to 9/15/42	29,900,372	3,662,222
2.732%, 8/15/41 to 8/15/42	2,407,767	352,224
2.782%, 8/15/26	878,783	71,872
2.859%, 5/15/32 to 7/15/42	22,493,292	2,999,250
2.886%, 8/15/40	1,091,679	137,807
2.909%, 11/15/41 to 7/15/42	14,641,199	2,057,726
2.932%, 5/15/34 to 7/15/42	9,363,222	1,166,156
2.936%, 10/15/40 to 7/15/42	5,552,383	750,237
2.949%, 8/15/42	1,912,500	269,940
2.959%, 1/15/27 to 1/15/43	20,768,653	2,573,829
2.982%, 2/15/41 to 7/15/42	9,285,064	1,376,742
2.984%, 5/15/42 to 6/15/42	4,280,436	645,615
3.032%, 9/15/23 to 6/15/42	8,885,239	1,142,079
3.109%, 12/15/41 to 8/15/42	11,150,225	1,626,409
3.128%, 6/15/32	711,520	87,189
3.159%, 4/15/42 to 7/15/42	20,625,850	3,106,289
3.182%, 7/15/41 to 9/15/41	1,424,475	229,161
3.185%, 8/15/39	1,620,966	228,381
3.209%, 12/15/26 to 10/15/42	22,137,303	3,023,192
3.232%, 7/15/37 to 4/15/42	5,383,739	761,378
3.236%, 7/15/28 to 4/15/42	3,059,919	411,461
3.282%, 6/21/26 to 7/15/42	11,240,247	1,590,240
3.359%, 2/15/42 to 7/15/42	6,007,782	934,354
3.409%, 4/15/42 to 12/15/42	6,374,190	1,043,876
3.432%, 11/7/39 to 2/15/42	5,266,182	858,268
3.459%, 2/15/27 to 8/15/42	20,766,745	2,918,540
3.482%, 5/15/36 to 7/15/42	6,015,030	997,106
3.532%, 4/15/23 to 8/15/42	4,739,209	605,861
3.609%, 5/15/32 to 6/15/42	14,995,956	2,454,477
3.635%, 8/15/41	2,735,430	475,021
3.636%, 2/15/41 to 12/15/41	2,085,982	352,766
3.659%, 5/15/42 to 7/15/42	13,226,803	2,337,843
3.682%, 11/15/31 to 5/15/42	7,157,464	1,209,694
3.709%, 1/15/24 to 8/15/42	43,717,439	6,371,273

Security	Principal Amount	Value

3.732%, 12/15/36 to 4/15/42	$9,297,196	$1,636,246
3.782%, 10/15/23 to 6/15/42	16,019,116	2,242,450

Total Small Business Administration Loans (Interest Only) (identified cost $80,473,179)		$81,372,526

Senior Floating-Rate Loans — 1.6%(11)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs — 0.2%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 1, 2022	$3,291	$3,358,896

		$3,358,896

Equipment Leasing — 0.6%
Delos Finance S.a.r.l., Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023	$10,000	$10,087,500

		$10,087,500

Food Service — 0.2%
Aramark Services, Inc., Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 28, 2024	$2,459	$2,470,810

		$2,470,810

Lodging and Casinos — 0.4%
Hilton Worldwide Finance, LLC, Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	$5,728	$5,768,263

		$5,768,263

Oil and Gas — 0.2%
MEG Energy Corp., Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	$3,932	$3,951,015

		$3,951,015

Total Senior Floating-Rate Loans (identified cost $25,512,547)		$25,636,484

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Foreign Government Bonds — 30.7%

Security		Principal Amount (000’s omitted)	Value

Australia — 1.2%
Australia Government Bond, 3.00%, 3/21/47(12)	AUD	28,508	$20,056,393

Total Australia			$20,056,393

Dominican Republic — 1.1%
Dominican Republic, 10.375%, 3/4/22(12)	DOP	264,300	$5,776,076
Dominican Republic, 10.40%, 5/10/19(12)	DOP	181,700	3,895,304
Dominican Republic, 14.00%, 6/8/18(12)	DOP	257,200	5,533,482
Dominican Republic, 15.00%, 4/5/19(12)	DOP	51,300	1,168,177
Dominican Republic, 15.95%, 6/4/21(12)	DOP	12,200	309,274
Dominican Republic, 16.00%, 7/10/20(12)	DOP	41,700	1,021,118
Dominican Republic, 16.95%, 2/4/22(12)	DOP	30,000	793,049

Total Dominican Republic			$18,496,480

Iceland — 2.5%
Republic of Iceland, 5.00%, 11/15/28	ISK	571,467	$5,440,448
Republic of Iceland, 6.50%, 1/24/31	ISK	1,910,543	20,793,249
Republic of Iceland, 8.00%, 6/12/25	ISK	1,223,392	13,896,119

Total Iceland			$40,129,816

Indonesia — 3.1%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	639,966,000	$51,079,314

Total Indonesia			$51,079,314

Japan — 6.2%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(13)	JPY	2,853,200	$26,310,015
Japan Government CPI Linked Bond, 0.10%, 3/10/25(13)	JPY	5,288,656	48,767,917
Japan Government CPI Linked Bond, 0.10%, 3/10/26(13)	JPY	2,904,176	26,856,700

Total Japan			$101,934,632

New Zealand — 4.8%
New Zealand Government Bond, 2.00%, 9/20/25(12)(13)	NZD	42,339	$30,003,762
New Zealand Government Bond, 3.00%, 9/20/30(12)(13)	NZD	61,270	48,351,865

Total New Zealand			$78,355,627

Peru — 3.0%
Peru Government Bond, 5.20%, 9/12/23	PEN	151,026	$48,340,028

Total Peru			$48,340,028

Security		Principal Amount (000’s omitted)	Value

Russia — 3.8%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$12,842,935
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	664,748
Russia Government Bond, 7.70%, 3/23/33	RUB	1,650,000	28,285,311
Russia Government Bond, 7.75%, 9/16/26	RUB	169,370	2,960,818
Russia Government Bond, 8.50%, 9/17/31	RUB	948,127	17,582,827

Total Russia			$62,336,639

Serbia — 1.2%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$19,119,425

Total Serbia			$19,119,425

Sri Lanka — 0.8%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$93,018
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	26,000	173,961
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	342,000	2,299,890
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	802,775
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,611,616
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,674,680
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	528,471
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	111,000	760,129
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	563,000	3,898,804
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	97,000	673,744

Total Sri Lanka			$13,517,088

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(12)	USD	4,988	$5,430,685

Total Suriname			$5,430,685

Thailand — 2.7%
Thailand Government Bond, 1.25%, 3/12/28(12)(13)	THB	1,479,141	$43,395,505

Total Thailand			$43,395,505

Total Foreign Government Bonds (identified cost $486,351,617)			$502,191,632

Foreign Corporate Bonds — 0.1%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.1%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(4)(12)	ARS	8,500	$482,980

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Argentina (continued)
YPF SA, 25.458%, (Badlar + 4.00%), 7/7/20(4)(12)	USD	525	$503,333

Total Argentina			$986,313

Total Foreign Corporate Bonds (identified cost $1,114,635)			$986,313

U.S. Treasury Obligations — 3.5%

Security		Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(6)(14)		$57,830,402	$57,205,816

Total U.S. Treasury Obligations (identified cost $57,542,456)			$57,205,816

Common Stocks — 0.3%

Security		Shares	Value

Iceland — 0.3%
Eik Fasteignafelag HF(15)		3,180,300	$300,028
Eimskipafelag Islands HF		326,400	835,574
Hagar HF		1,861,500	605,380
Marel HF		326,300	1,073,539
Reginn HF(15)		1,843,700	414,295
Reitir Fasteignafelag HF		1,090,500	851,969
Siminn HF		13,922,800	509,548
Sjova-Almennar Tryggingar HF		2,002,600	320,887
Vatryggingafelag Islands HF		9,928,400	1,063,724

Total Iceland			$5,974,944

Total Common Stocks (identified cost $7,166,705)			$5,974,944

Closed-End Funds — 4.5%

Security		Shares	Value
BlackRock Corporate High Yield Fund, Inc.		1,000,336	$11,183,757
BlackRock Multi-Sector Income Trust		675,742	12,535,014
Brookfield Real Assets Income Fund, Inc.		419,101	10,012,323
MFS Multimarket Income Trust		1,093,200	6,734,112
Nuveen Global High Income Fund		456,000	7,920,720
Nuveen Mortgage Opportunity Term Fund		324,311	8,376,953
Prudential Global Short Duration High Yield Fund, Inc.		293,307	4,323,345

Security		Shares	Value

Wells Fargo Income Opportunities Fund		669,620	$5,698,466
Western Asset High Income Opportunity Fund, Inc.		1,288,797	6,508,425

Total Closed-End Funds (identified cost $71,991,087)			$73,293,115

Exchange-Traded Notes (ETN) — 0.1%

Security		Units	Value
VelocityShares Daily Inverse VIX Short-Term ETN (Credit Suisse AG), 0.00%, 12/4/30(16)		16,000	$1,788,800

Total Exchange-Traded Notes (identified cost $1,233,957)			$1,788,800

Other — 0.7%

Security		Shares	Value

Reinsurance — 0.7%
Altair V Reinsurance(15)(17)(18)(19)		5,000	$2,350,000
Eden Re II, Ltd.(7)(15)(17)(18)		10,000,000	10,118,000

Total Other (identified cost $15,000,000)			$12,468,000

Short-Term Investments — 11.1%

Foreign Government Securities — 4.4%
Security		Principal Amount (000’s omitted)	Value

Czech Republic — 2.4%
Czech Republic Ministry of Finance Bill, 0.00%, 11/3/17	CZK	839,000	$38,086,073

Total Czech Republic			$38,086,073

Egypt — 2.0%
Egypt Treasury Bill, 0.00%, 11/21/17	EGP	76,925	$4,325,774
Egypt Treasury Bill, 0.00%, 11/28/17	EGP	11,875	665,404
Egypt Treasury Bill, 0.00%, 1/2/18	EGP	64,900	3,579,317
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	49,650	2,699,355
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	43,825	2,359,432
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	41,025	2,215,328
Egypt Treasury Bill, 0.00%, 3/27/18	EGP	145,000	7,656,367
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	135,400	7,165,331

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Egypt (continued)
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	45,125	$2,345,704

Total Egypt			$33,012,012

Total Foreign Government Securities (identified cost $70,931,844)			$71,098,085

U.S. Treasury Obligations — 0.5%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/21/17(6)		$9,000	$8,987,937

Total U.S. Treasury Obligations (identified cost $8,987,625)			$8,987,937

Other — 6.2%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(20)		100,949,746	$100,959,841

Total Other (identified cost $100,960,347)			$100,959,841

Total Short-Term Investments (identified cost $180,879,816)			$181,045,863

Total Purchased Options and Swaptions — 0.3% (identified cost $6,168,467)			$4,210,894

Total Investments — 95.6% (identified cost $1,579,587,434)			$1,562,041,103

Total Written Options — (0.0)%(21) (premiums received $565,798)			$(38,862)

Other Assets, Less Liabilities — 4.4%			$71,324,883

Net Assets — 100.0%			$1,633,327,124

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2017.
(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(5)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2017.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $234,302,044 or 14.3% of the Portfolio’s net assets.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2017.

(9)	When-issued security. For a variable rate security, interest rate will be determined after October 31, 2017.

(10)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(12)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2017, the aggregate value of these securities is $166,721,003 or 10.2% of the Portfolio’s net assets.

(13)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(15)	Non-income producing security.

(16)

Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

(17)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(18)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(19)	Restricted security (see Note 5).

(20)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

(21)	Amount is less than 0.05% or (0.05)%, as applicable.

Currency Options Purchased — 0.0%(21)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Put CNH/Call USD	BNP Paribas	USD	35,500,000	CNH	7.12	3/8/18	$25,383
Put CNH/Call USD	Deutsche Bank AG	USD	20,485,000	CNH	7.15	3/12/18	13,479
Put IDR/Call USD	Standard Chartered Bank	USD	29,000,000	IDR	14,190.00	11/20/17	11,426

Total							$50,288

Credit Default Swaptions Purchased — 0.0%(21)
Description	Counterparty	Notional Amount	Expiration Date	Value

Call - Markit CDX North America Investment Grade 5-Year Index (CDX.NA.IG.28.V1) - expiring 12/22/17 buy protection at 85 basis point spread	Bank of America, N.A.	$600,000,000	12/20/17	$43,200

Total				$43,200

Interest Rate Swaptions Purchased — 0.1%
Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 4/13/23 to receive 3-month USD-LIBOR-BBA Rate and pay 2.12%	Deutsche Bank AG	$150,000,000	4/11/18	$1,352,239

Total				$1,352,239

Call Options Purchased — 0.2%
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

Euro Stoxx 50 Index Futures 5/2022	Goldman Sachs International	4,258	EUR	18,221,757	EUR	3,100.00	5/3/22	$2,765,167

Total								$2,765,167

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Currency Options Written — (0.0)%(21)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Put CNH/Call USD	BNP Paribas	USD	35,500,000	CNH	7.12	3/8/18	$(25,383)
Put CNH/Call USD	Deutsche Bank AG	USD	10,200,000	CNH	7.15	3/12/18	(6,712)
Put CNH/Call USD	Deutsche Bank AG	USD	10,285,000	CNH	7.15	3/12/18	(6,767)

Total							$(38,862)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	12,500,000	USD	9,987,500	Citibank, N.A.	11/2/17	$—	$(420,627)
AUD	3,500,000	USD	2,800,326	JPMorgan Chase Bank, N.A.	11/2/17	—	(121,601)
NZD	16,700,000	USD	11,416,120	JPMorgan Chase Bank, N.A.	11/2/17	11,693	—
PHP	244,600,000	USD	4,822,555	BNP Paribas	11/2/17	—	(84,541)
PHP	314,300,000	USD	6,200,434	Citibank, N.A.	11/2/17	—	(112,298)
PHP	452,800,000	USD	8,762,627	Nomura International PLC	11/2/17	8,317	—
PHP	106,100,000	USD	2,053,257	UBS AG	11/2/17	1,949	—
USD	12,228,800	AUD	16,000,000	JPMorgan Chase Bank, N.A.	11/2/17	—	(16,798)
USD	2,022,705	NZD	2,700,000	BNP Paribas	11/2/17	175,095	—
USD	10,477,600	NZD	14,000,000	Citibank, N.A.	11/2/17	897,398	—
USD	4,733,522	PHP	244,600,000	BNP Paribas	11/2/17	—	(4,493)
USD	6,082,363	PHP	314,300,000	Citibank, N.A.	11/2/17	—	(5,773)
USD	8,741,313	PHP	452,800,000	Nomura International PLC	11/2/17	—	(29,632)
USD	2,044,316	PHP	106,100,000	UBS AG	11/2/17	—	(10,890)
KRW	2,075,500,000	USD	1,844,233	BNP Paribas	11/3/17	8,437	—
KRW	24,694,900,000	USD	21,949,071	UBS AG	11/3/17	94,534	—
PHP	339,400,000	USD	6,683,734	Citibank, N.A.	11/3/17	—	(109,400)
PHP	140,300,000	USD	2,768,077	JPMorgan Chase Bank, N.A.	11/3/17	—	(50,402)
PHP	221,400,000	USD	4,362,991	UBS AG	11/3/17	—	(74,372)
SEK	54,000,000	EUR	5,638,686	Goldman Sachs International	11/3/17	—	(117,881)
SEK	246,767,000	EUR	25,823,252	Goldman Sachs International	11/3/17	—	(603,710)
USD	9,197,400	KRW	10,329,600,000	Goldman Sachs International	11/3/17	—	(23,193)
USD	14,636,161	KRW	16,440,800,000	UBS AG	11/3/17	—	(39,521)
USD	6,806,039	PHP	351,600,000	Deutsche Bank AG	11/3/17	—	(4,614)
USD	6,760,155	PHP	349,500,000	Nomura International PLC	11/3/17	—	(9,821)
AUD	34,000,000	USD	26,866,290	Goldman Sachs International	11/9/17	—	(846,095)
ILS	66,621,359	USD	18,632,739	Goldman Sachs International	11/9/17	290,773	—
ILS	43,296,000	USD	12,113,819	Goldman Sachs International	11/9/17	184,225	—
ILS	28,105,641	USD	7,869,422	Goldman Sachs International	11/9/17	113,865	—
ILS	22,577,000	USD	6,299,914	Goldman Sachs International	11/9/17	112,987	—
SEK	14,354,000	EUR	1,499,425	Goldman Sachs International	11/9/17	—	(32,014)
USD	20,766,605	AUD	26,280,687	Goldman Sachs International	11/9/17	653,999	—
USD	5,945,429	EUR	5,035,000	Goldman Sachs International	11/9/17	78,297	—
USD	3,952,947	EUR	3,336,975	Goldman Sachs International	11/9/17	64,472	—
USD	9,468,649	EUR	7,977,025	Standard Chartered Bank	11/9/17	173,265	—
USD	3,130,990	EUR	2,651,000	Standard Chartered Bank	11/9/17	41,861	—

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	38,576,567	NZD	54,258,302	Goldman Sachs International	11/9/17	$1,453,028	$—
THB	390,000,000	USD	11,722,272	Deutsche Bank AG	11/10/17	17,502	—
THB	390,000,000	USD	11,732,852	Deutsche Bank AG	11/10/17	6,922	—
USD	8,280,321	THB	277,693,000	Deutsche Bank AG	11/10/17	—	(78,789)
USD	10,141,456	THB	356,675,000	Deutsche Bank AG	11/10/17	—	(595,170)
USD	5,991,946	THB	211,276,000	Standard Chartered Bank	11/10/17	—	(367,882)
CNH	50,976,000	USD	7,237,311	Bank of America, N.A.	11/13/17	443,490	—
CZK	419,731,000	EUR	16,252,580	Deutsche Bank AG	11/13/17	121,244	—
USD	7,336,788	CNH	50,976,000	Bank of America, N.A.	11/13/17	—	(344,013)
IDR	181,216,161,650	USD	13,275,909	Standard Chartered Bank	11/16/17	69,077	—
IDR	200,438,700,000	USD	14,904,722	Standard Chartered Bank	11/16/17	—	(144,163)
USD	32,738,087	IDR	440,261,800,000	Standard Chartered Bank	11/16/17	316,653	—
USD	13,475,324	IDR	181,216,161,650	Standard Chartered Bank	11/16/17	130,338	—
USD	8,012,900	THB	285,740,000	Deutsche Bank AG	11/16/17	—	(588,597)
USD	1,515,216	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(109,478)
USD	4,967,329	THB	165,114,000	Standard Chartered Bank	11/16/17	—	(3,020)
INR	287,300,000	USD	4,445,579	Citibank, N.A.	11/24/17	—	(16,727)
INR	108,500,000	USD	1,678,475	Goldman Sachs International	11/24/17	—	(5,901)
INR	168,800,000	USD	2,610,498	Goldman Sachs International	11/24/17	—	(8,373)
INR	70,127,000	USD	1,083,796	Standard Chartered Bank	11/24/17	—	(2,758)
INR	200,900,000	USD	3,105,773	UBS AG	11/24/17	—	(8,813)
PEN	151,468,569	USD	46,249,945	State Street Bank and Trust Company	12/6/17	278,936	—
USD	25,480,493	PEN	83,448,615	State Street Bank and Trust Company	12/6/17	—	(153,675)
AUD	14,940,000	USD	11,984,569	Deutsche Bank AG	12/11/17	—	(554,663)
USD	12,411,522	NZD	17,220,000	Australia and New Zealand Banking Group Limited	12/11/17	636,127	—
USD	54,919,676	NZD	77,315,176	BNP Paribas	12/11/17	2,049,950	—
USD	19,816,244	NZD	27,248,000	BNP Paribas	12/11/17	1,183,495	—
USD	11,977,633	NZD	16,607,000	Deutsche Bank AG	12/11/17	621,421	—
SEK	90,720,000	EUR	9,518,988	UBS AG	12/12/17	—	(250,732)
USD	3,986,022	EUR	3,315,000	JPMorgan Chase Bank, N.A.	12/14/17	115,511	—
USD	3,917,954	EUR	3,258,797	Standard Chartered Bank	12/14/17	113,064	—
EUR	8,924,824	USD	10,776,413	JPMorgan Chase Bank, N.A.	12/15/17	—	(355,301)
USD	38,274,539	EUR	32,231,326	Deutsche Bank AG	12/15/17	639,481	—
USD	10,371,732	EUR	8,628,800	JPMorgan Chase Bank, N.A.	12/15/17	296,273	—
USD	16,867,425	EUR	14,023,000	JPMorgan Chase Bank, N.A.	12/21/17	486,703	—
USD	30,863,139	EUR	25,661,117	Standard Chartered Bank	12/21/17	887,553	—
ARS	445,000,000	USD	24,832,589	BNP Paribas	12/26/17	—	(425,905)
SEK	68,590,000	EUR	7,041,075	JPMorgan Chase Bank, N.A.	12/29/17	—	(6,071)
USD	16,984,659	EUR	14,257,607	Standard Chartered Bank	1/11/18	307,477	—
CNH	27,780,000	USD	3,908,272	Citibank, N.A.	1/12/18	260,325	—
USD	3,856,191	CNH	27,780,000	Citibank, N.A.	1/12/18	—	(312,407)
CNH	92,564,000	USD	13,022,510	Australia and New Zealand Banking Group Limited	1/17/18	862,558	—
CNH	59,881,000	USD	8,423,385	Goldman Sachs International	1/17/18	559,068	—
CNH	34,002,000	USD	4,792,247	HSBC Bank USA, N.A.	1/17/18	308,225	—
CNH	25,882,000	USD	3,644,839	HSBC Bank USA, N.A.	1/17/18	237,592	—
USD	12,962,330	CNH	92,564,000	Australia and New Zealand Banking Group Limited	1/17/18	—	(922,738)

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,391,984	CNH	59,881,000	Goldman Sachs International	1/17/18	$—	$(590,469)
USD	8,392,404	CNH	59,884,000	HSBC Bank USA, N.A.	1/17/18	—	(590,499)
AUD	16,000,000	USD	12,219,040	JPMorgan Chase Bank, N.A.	2/2/18	16,638	—
PHP	351,600,000	USD	6,736,923	Deutsche Bank AG	2/2/18	5,931	—
PHP	452,800,000	USD	8,654,848	Nomura International PLC	2/2/18	28,782	—
PHP	349,500,000	USD	6,690,596	Nomura International PLC	2/2/18	11,985	—
PHP	106,100,000	USD	2,024,326	UBS AG	2/2/18	10,420	—
USD	103,900,968	JPY	11,664,701,944	Standard Chartered Bank	2/2/18	821,751	—
USD	1,845,086	KRW	2,075,500,000	BNP Paribas	2/2/18	—	(12,185)
USD	21,959,611	KRW	24,694,900,000	UBS AG	2/2/18	—	(138,734)
USD	11,398,418	NZD	16,700,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(11,693)
USD	13,593,003	KRW	15,229,600,000	BNP Paribas	2/5/18	—	(35,542)
USD	34,449,598	RUB	2,113,138,368	Bank of America, N.A.	2/9/18	—	(1,212,695)
USD	28,073,641	RUB	1,655,643,000	Deutsche Bank AG	2/9/18	132,250	—
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,472,924)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(1,005,892)
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(1,032,446)
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(700,209)
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	—	(100,954)
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	—	(89,827)
USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(310,851)
USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(194,515)
USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(33,131)

						$16,340,937	$(15,505,418)

Forward Volatility Agreements
Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Net Unrealized Depreciation

Straddle swaption on floating rate (3-month USD-LIBOR-BBA) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(449,120)

				$(449,120)

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
CME 90-Day Eurodollar	2,285	Short	Jun-18	$(561,167,438)	$3,596,642
CME 90-Day Eurodollar	2,536	Long	Dec-18	621,795,500	126,800
CME 90-Day Eurodollar	2,490	Short	Jun-19	(609,832,125)	902,625
CME 90-Day Eurodollar	2,536	Short	Dec-19	(620,464,100)	(93,400)
Euro-Buxl	180	Short	Dec-17	(34,830,864)	230,640
Japan 10-Year Bond	95	Short	Dec-17	(125,716,987)	501,297
U.S. 10-Year Deliverable Interest Rate Swap	445	Short	Dec-17	(44,917,188)	688,359

					$5,952,963

CME:  Chicago Mercantile Exchange.

Euro-Buxl:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57 (pays upon termination	% )	8/15/32	$74,951
LCH.Clearnet	EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59 (pays upon termination	% )	8/15/32	60,125
LCH.Clearnet	EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60 (pays upon termination	% )	8/15/32	43,978
LCH.Clearnet	EUR	5,033	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64 (pays upon termination	% )	10/15/32	18,984
LCH.Clearnet	EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77 (pays upon termination	% )	8/15/42	(139,838)
LCH.Clearnet	EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78 (pays upon termination	% )	8/15/42	(135,421)
LCH.Clearnet	EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79 (pays upon termination	% )	8/15/42	(104,798)
LCH.Clearnet	EUR	5,033	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85 (pays upon termination	% )	10/15/42	(29,555)
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90 (pays upon termination	% )	8/4/47	(25,370)

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89 (pays upon termination	% )	8/7/47	$(42,570)
LCH.Clearnet	USD	18,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.14 (pays upon termination	% )	8/11/27	32,329
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16 (pays upon termination	% )	8/4/47	77,340
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15 (pays upon termination	% )	8/7/47	97,799
LCH.Clearnet	USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13 (pays upon termination	% )	8/22/47	49,641
LCH.Clearnet	USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15 (pays upon termination	% )	8/25/47	40,776
LCH.Clearnet	USD	2,288	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15 (pays upon termination	% )	9/1/47	39,052
LCH.Clearnet	USD	1,994	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22 (pays upon termination	% )	10/5/47	(3,046)

									$54,377

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

HICP – Harmonised Indices of Consumer Prices

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate		Termination Date	Net Unrealized Appreciation

BNP Paribas	$10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75 (pays upon termination	% )	6/22/26	$359,096
Goldman Sachs International	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91 (pays upon termination	% )	3/23/26	84,513
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91 (pays upon termination	% )	4/1/26	512,916

								$956,525

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	2,800,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.34 (pays monthly	% )	10/24/19	$(64,332)
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.66 (pays semi-annually	% )	2/24/19	881
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.77 (pays semi-annually	% )	3/28/19	(982)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.79 (pays semi-annually	% )	9/21/45	3,445,758
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.52 (pays semi-annually	% )	10/28/45	(968,015)
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.52 (pays semi-annually	% )	10/28/45	(1,183,130)
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92 (pays annually	% )	7/28/26	(116,113)
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94 (pays annually	% )	8/1/26	(87,632)
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89 (pays annually	% )	9/21/26	(34,280)
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93 (pays annually	% )	9/21/26	(21,755)
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94 (pays annually	% )	9/21/26	(22,123)
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14 (pays annually	% )	10/13/26	(56,759)
LCH.Clearnet	HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09 (pays quarterly	% )	10/19/26	(115,350)
LCH.Clearnet	HUF	1,538,599	Receives	6-month HUF BUBOR (pays semi-annually)	2.04 (pays annually	% )	10/20/26	(96,425)
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06 (pays annually	% )	10/28/26	(43,138)
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08 (pays annually	% )	10/28/26	(20,106)
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09 (pays annually	% )	11/2/26	(61,005)
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18 (pays annually	% )	11/3/26	(50,372)
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13 (pays annually	% )	11/4/26	(245,294)
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15 (pays annually	% )	11/7/26	(45,917)
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12 (pays annually	% )	11/8/26	(42,540)
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14 (pays annually	% )	11/10/26	(123,774)
LCH.Clearnet	JPY	497,770	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61 (pays semi-annually	% )	12/19/46	378,469
LCH.Clearnet	JPY	412,230	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62 (pays semi-annually	% )	12/19/46	305,155

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.78 (pays semi-annually	% )	12/19/46	$492,758
LCH.Clearnet	JPY	1,363,900	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85 (pays semi-annually	% )	6/19/47	280,978
LCH.Clearnet	JPY	1,364,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86 (pays semi-annually	% )	6/19/47	271,226
LCH.Clearnet(1)	JPY	1,013,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95 (pays semi-annually	% )	12/18/47	44,085
LCH.Clearnet(1)	JPY	922,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95 (pays semi-annually	% )	12/18/47	38,503
LCH.Clearnet(1)	JPY	456,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95 (pays semi-annually	% )	12/18/47	12,271
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill (pays quarterly)	4.03 (pays semi-annually	% )	11/26/17	1,073,415
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill (pays quarterly)	4.02 (pays semi-annually	% )	11/27/17	405,132
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill (pays quarterly)	3.96 (pays semi-annually	% )	11/28/17	740,945
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23 (pays annually	% )	7/28/26	(434,075)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22 (pays annually	% )	8/1/26	(316,872)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28 (pays annually	% )	9/21/26	(109,013)
LCH.Clearnet	PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30 (pays annually	% )	9/21/26	(390,691)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49 (pays annually	% )	10/13/26	(79,382)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46 (pays annually	% )	10/19/26	(130,004)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47 (pays annually	% )	10/19/26	(84,839)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR (pays semi-annually)	2.43 (pays annually	% )	10/20/26	(101,288)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.44 (pays annually	% )	10/20/26	(134,831)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46 (pays annually	% )	10/28/26	(108,761)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47 (pays annually	% )	10/28/26	(42,595)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50 (pays annually	% )	10/31/26	(59,750)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56 (pays annually	% )	11/2/26	(17,127)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51 (pays annually	% )	11/4/26	(121,142)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54 (pays annually	% )	11/7/26	(19,421)

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50 (pays annually	% )	11/8/26	$(23,533)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52 (pays annually	% )	11/10/26	(60,741)
LCH.Clearnet	USD	3,602	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.02 (pays semi-annually	% )	9/13/27	97,636
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78 (pays semi-annually	% )	9/21/45	(3,930,791)
LCH.Clearnet	USD	45,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50 (pays semi-annually	% )	10/28/45	821,788
LCH.Clearnet	USD	55,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50 (pays semi-annually	% )	10/28/45	1,004,407
LCH.Clearnet	USD	11,693	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50 (pays semi-annually	% )(2)	9/20/47	85,187
LCH.Clearnet(1)	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.55 (pays semi-annually	% )	6/11/55	104,009

LCH.Clearnet(1)	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75 (pays semi-annually	% )	7/27/55	(17,208)

								$21,497

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

Australia and New Zealand Banking Group Limited	KRW	29,000,000	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.45 (pays quarterly	% )	10/31/21	$691,943
Bank of America, N.A.	KRW	7,180,658	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.31 (pays quarterly	% )	10/7/21	201,416
BNP Paribas	KRW	23,684,950	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.31 (pays quarterly	% )	10/7/21	663,298
BNP Paribas	KRW	3,597,500	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.83 (pays quarterly	% )	1/17/27	119,668
BNP Paribas	KRW	2,445,925	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79 (pays quarterly	% )	1/17/37	185,939
Citibank, N.A.	KRW	5,321,500	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.84 (pays quarterly	% )	1/17/27	174,963

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	12,100,000	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.00 (pays quarterly	% )	9/21/37	$550,191
Goldman Sachs International	INR	1,912,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12 (pays semi-annually	% )	6/19/22	(186,781)
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	10.16 (pays annually	% )	3/18/20	2,306,373
JPMorgan Chase Bank, N.A.	INR	505,065	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16 (pays semi-annually	% )	6/21/22	(37,417)
Nomura International PLC	KRW	2,386,075	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79 (pays quarterly	% )	1/17/37	181,389
Standard Chartered Bank	INR	1,498,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.13 (pays semi-annually	% )	6/19/22	(136,258)

								$4,714,724

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation

Markit CDX North America High Yield Index (CDX.NA.HY.28.V1)	ICE Clear Credit	$7,920	5.00% (pays quarterly)(1)	6/20/22	$(760,750)	$506,394	$(254,356)

					$(760,750)	$506,394	$(254,356)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Net Unrealized Appreciation

Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 117,044,424 (Notional Amount) (pays semi-annually) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays semi-annually) plus Notional Amount	10/27/22/ 10/27/27	$9,127
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 75,476,100 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	0
Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 504,944,444 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	2,362
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 513,220,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	3,552
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 227,640,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	1,292

				$16,333

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

COF	–	Cost of Funds 11th District
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
CNH	–	Yuan Renminbi Offshore
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KRW	–	South Korean Won

LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
THB	–	Thai Baht
USD	–	United States Dollar
ZAR	–	South African Rand

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $1,478,627,087)	$1,461,081,262
Affiliated investment, at value (identified cost, $100,960,347)	100,959,841
Cash	15,672,631
Deposits for derivatives collateral —
Financial futures contracts	50,000
Centrally cleared swap contracts	27,077,482
OTC derivatives	6,422,894
Foreign currency, at value (identified cost, $8,033,767)	7,925,142
Interest and dividends receivable	12,881,890
Dividends receivable from affiliated investment	89,928
Receivable for investments sold	4,318,703
Receivable for variation margin on open financial futures contracts	999,432
Receivable for open forward foreign currency exchange contracts	16,340,937
Receivable for open swap contracts	6,048,038
Prepaid expenses	2,459
Total assets	$1,659,870,639

Liabilities
Cash collateral due to brokers	$4,832,894
Written options outstanding, at value (premiums received, $565,798)	38,862
Payable for investments purchased	1,548,862
Payable for when-issued securities	1,905,000
Payable for variation margin on open centrally cleared swap contracts	251,550
Payable for open forward foreign currency exchange contracts	15,505,418
Payable for open forward volatility agreements	449,120
Payable for open swap contracts	360,456
Payable to affiliates:
Investment adviser fee	815,318
Trustees’ fees	7,013
Accrued foreign capital gains taxes	328,212
Accrued expenses	500,810
Total liabilities	$26,543,515
Net Assets applicable to investors’ interest in Portfolio	$1,633,327,124

Sources of Net Assets
Investors’ capital	$1,639,011,386
Net unrealized depreciation	(5,684,262)
Total	$1,633,327,124

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2017
Interest (net of foreign taxes, $473,196)	$61,829,456
Dividends	7,326,565
Dividends from affiliated investment	866,329
Total investment income	$70,022,350

Expenses
Investment adviser fee	$9,187,021
Trustees’ fees and expenses	88,620
Custodian fee	752,546
Legal and accounting services	350,512
Miscellaneous	123,703
Total expenses	$10,502,402

Net investment income	$59,519,948

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $761,828)	$14,760,166
Investment transactions — affiliated investment	1,149
Written options and swaptions	2,076,251
Futures contracts	(4,080,268)
Swap contracts	3,829,313
Foreign currency transactions	2,112,423
Forward foreign currency exchange contracts	1,417,102
Non-deliverable bond forward contracts	(17,174)
Capital gain distributions received	91,845
Net realized gain	$20,190,807
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $93,509)	$21,568,976
Investments — affiliated investment	(14,901)
Written options and swaptions	(600,152)
Futures contracts	4,635,864
Swap contracts	(3,545,275)
Forward volatility agreements	(449,120)
Foreign currency	(182,672)
Forward foreign currency exchange contracts	762,872
Net change in unrealized appreciation (depreciation)	$22,175,592

Net realized and unrealized gain	$42,366,399

Net increase in net assets from operations	$101,886,347

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$59,519,948	$61,165,165
Net realized gain (loss)	20,190,807	(113,791,831)
Net change in unrealized appreciation (depreciation)	22,175,592	43,615,004
Net increase (decrease) in net assets from operations	$101,886,347	$(9,011,662)
Capital transactions —
Contributions	$184,552,951	$93,045,402
Withdrawals	(132,800,500)	(463,410,560)
Net increase (decrease) in net assets from capital transactions	$51,752,451	$(370,365,158)

Net increase (decrease) in net assets	$153,638,798	$(379,376,820)

Net Assets
At beginning of year	$1,479,688,326	$1,859,065,146
At end of year	$1,633,327,124	$1,479,688,326

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68%	0.66%	0.66%	0.72%	0.72%
Net investment income	3.84%	3.75%	3.63%	5.32%	3.86%
Portfolio Turnover	44%	30%	32%	58%	123%

Total Return	6.70%	0.04%	(0.41)%	7.75%	(6.15)%

Net assets, end of year (000’s omitted)	$1,633,327	$1,479,688	$1,859,065	$1,021,588	$526,099

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2017

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2017, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 91.7% and 8.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at October 31, 2017 were $16,672,085 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps and volatility swaps, the pricing service valuations are based on the value of the underlying index or instrument, reference interest rate and volatility surface, as applicable. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

26

Global Opportunities Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

27

Global Opportunities Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the

28

Global Opportunities Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Volatility Swaps — Volatility swaps involve the exchange of cash flows between two parties based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. Changes in the value of the swap are recorded as unrealized gains and losses. Gains or losses are realized upon the termination of the contract. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying asset. Risk of loss is dependent on the volatility of the underlying instrument.

S  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to

29

Global Opportunities Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

T  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of a swaption straddle (i.e., a receiver swaption and a payer swaption with the same expiration date) on an underlying floating-rate versus a fixed rate reference entity. The fixed rate shall equal the prevailing at-the-money forward rate of the benchmark swap at determination date. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying reference entity.

U  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

V  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

W  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2017, the Portfolio’s investment adviser fee amounted to $9,187,021 or 0.593% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

30

Global Opportunities Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the year ended October 31, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$403,949,067	$384,403,945
U.S. Government and Agency Securities	266,399,027	223,142,506

	$670,348,094	$607,546,451

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,632,765,774

Gross unrealized appreciation	$55,927,523
Gross unrealized depreciation	(116,224,523)

Net unrealized depreciation	$(60,297,000)

5  Restricted Securities

At October 31, 2017, the Portfolio owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Other
Altair V Reinsurance	12/22/16	5,000	$5,000,000	$2,350,000

Total Restricted Securities			$5,000,000	$2,350,000

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2017 is included in the Consolidated Portfolio of Investments. At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

31

Global Opportunities Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

Credit Risk: The Portfolio enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps, cross-currency swaps, non-deliverable bond forward contracts and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $16,353,856. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,785,811 at October 31, 2017.

The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2017. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

32

Global Opportunities Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2017 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$43,200	$2,765,167	$50,288	$1,352,239	$4,210,894
Net unrealized depreciation*	—	—	—	16,183,941	16,183,941
Receivable for open forward foreign currency exchange contracts	—	—	16,340,937	—	16,340,937
Receivable for open swap contracts	—	—	—	6,048,038	6,048,038

Total Asset Derivatives	$43,200	$2,765,167	$16,391,225	$23,584,218	$42,783,810

Derivatives not subject to master netting or similar agreements	$—	$—	$—	$16,183,941	$16,183,941

Total Asset Derivatives subject to master netting or similar agreements	$43,200	$2,765,167	$16,391,225	$7,400,277	$26,599,869

	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$—	$—	$(38,862)	$—	$(38,862)
Net unrealized depreciation*	(254,356)	—	—	(10,155,104)	(10,409,460)
Payable for open forward foreign currency exchange contracts	—	—	(15,505,418)	—	(15,505,418)
Payable for open swap contracts	—	—	—	(360,456)	(360,456)
Payable for open forward volatility agreements	—	—	—	(449,120)	(449,120)

Total Liability Derivatives	$(254,356)	$—	$(15,544,280)	$(10,964,680)	$(26,763,316)

Derivatives not subject to master netting or similar agreements	$(254,356)	$—	$—	$(10,155,104)	$(10,409,460)

Total Liability Derivatives subject to master netting or similar agreements	$—	$—	$(15,544,280)	$(809,576)	$(16,353,856)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

33

Global Opportunities Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$2,190,628	$(922,738)	$—	$(1,160,000)	$107,890	$1,160,000
Bank of America, N.A.	688,106	(688,106)	—	—	—	—
Barclays Bank PLC	15,041	—	—	—	15,041	—
BNP Paribas	4,770,361	(4,770,361)	—	—	—	—
Citibank, N.A.	1,882,877	(977,232)	—	(760,248)	145,397	760,248
Deutsche Bank AG	2,911,761	(1,835,312)	—	(90,000)	986,449	90,000
Goldman Sachs International	9,179,683	(2,414,417)	(6,765,266)	—	—	66,646
HSBC Bank USA, N.A.	545,817	(545,817)	—	—	—	—
JPMorgan Chase Bank, N.A.	926,818	(708,761)	—	(218,057)	—	280,000
Nomura International PLC	230,473	(39,453)	(164,386)	—	26,634	—
Standard Chartered Bank	2,872,465	(743,908)	—	(2,128,557)	—	—
State Street Bank and Trust Company	278,936	(153,675)	—	—	125,261	2,476,000
UBS AG	106,903	(106,903)	—	—	—	—

	$26,599,869	$(13,906,683)	$(6,929,652)	$(4,356,862)	$1,406,672	$4,832,894

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(922,738)	$922,738	$—	$—	$—	$—
Bank of America, N.A.	(2,005,828)	688,106	1,317,722	—	—	—
BNP Paribas	(5,438,971)	4,770,361	586,213	—	(82,397)	—
Citibank, N.A.	(977,232)	977,232	—	—	—	—
Deutsche Bank AG	(1,835,312)	1,835,312	—	—	—	450,000
Goldman Sachs International	(2,414,417)	2,414,417	—	—	—	—
HSBC Bank USA, N.A.	(590,499)	545,817	44,682	—	—	—
JPMorgan Chase Bank, N.A.	(708,761)	708,761	—	—	—	—
Nomura International PLC	(39,453)	39,453	—	—	—	—
Standard Chartered Bank	(743,908)	743,908	—	—	—	1,140,000
State Street Bank and Trust Company	(153,675)	153,675	—	—	—	—
UBS AG	(523,062)	106,903	400,463	—	(15,696)	—

	$(16,353,856)	$13,906,683	$2,349,080	$—	$(98,093)	$1,590,000

Total — Deposits for derivatives collateral — OTC derivatives						$6,422,894

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

34

Global Opportunities Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

Information with respect to reverse repurchase agreements at October 31, 2017 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2017 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(109,200)	$(208,000)	$(1,988,273)	$(5,956,116)	$5,739,050
Written options and swaptions	—	240,000	287,925	1,978,326	(430,000)
Futures contracts	2,524,726	—	(2,321,265)	—	(4,283,729)
Swap contracts	—	(5,366,201)	—	—	9,195,514
Forward foreign currency exchange contracts	—	—	—	1,417,102	—
Non-deliverable bond forward contracts	—	—	—	—	(17,174)

Total	$2,415,526	$(5,334,201)	$(4,021,613)	$(2,560,688)	$10,203,661

Change in unrealized appreciation (depreciation) —
Investments	$—	$(496,800)	$31,359	$(5,163,852)	$1,114,872
Written options and swaptions	—	—	—	535,987	(1,136,139)
Futures contracts	(1,467,001)	—	112,775	—	5,990,090
Swap contracts	—	595,237	—	—	(4,140,512)
Forward volatility agreements	—	—	—	—	(449,120)
Forward foreign currency exchange contracts	—	—	—	762,872	—

Total	$(1,467,001)	$98,437	$144,134	$(3,864,993)	$1,379,191

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements

$75,100,000	$1,808,242,000	$1,337,845,000	$13,462,000

Non-Deliverable Bond Forward Contracts	Swaptions Purchased	Swaptions Written	Swap Contracts

$6,468,000	$211,654,000	$110,769,000	$1,389,905,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased index options contracts and written index options contracts outstanding during the year ended October 31, 2017, which are indicative of the volume of these derivative types, were approximately $300,459,000, $114,967,000, 2,244 contracts and 92 contracts, respectively.

7  Reverse Repurchase Agreements

There were no open reverse repurchase agreements outstanding as of October 31, 2017. For the year ended October 31, 2017, the average borrowings under settled reverse repurchase agreements and the average interest rate received were approximately $126,000 and 0.81%, respectively.

35

Global Opportunities Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

8  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2017.

9  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Collateralized Mortgage Obligations	$—	$335,425,458	$—	$335,425,458
Mortgage Pass-Throughs	—	35,196,468	—	35,196,468
Commercial Mortgage-Backed Securities	—	104,874,200	—	104,874,200
Asset-Backed Securities	—	140,370,590	—	140,370,590
Small Business Administration Loans (Interest Only)	—	81,372,526	—	81,372,526
Senior Floating-Rate Loans	—	25,636,484	—	25,636,484
Foreign Government Bonds	—	502,191,632	—	502,191,632
Foreign Corporate Bonds	—	986,313	—	986,313
U.S. Treasury Obligations	—	57,205,816	—	57,205,816
Common Stocks	5,974,944	—	—	5,974,944
Closed-End Funds	73,293,115	—	—	73,293,115
Exchange-Traded Notes (ETN)	1,788,800	—	—	1,788,800
Other	—	—	12,468,000	12,468,000

36

Global Opportunities Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

Asset Description	Level 1	Level 2	Level 3*	Total
Short-Term Investments —
Foreign Government Securities	$—	$71,098,085	$—	$71,098,085
U.S. Treasury Obligations	—	8,987,937	—	8,987,937
Other	—	100,959,841	—	100,959,841
Currency Options Purchased	—	50,288	—	50,288
Credit Default Swaptions Purchased	—	43,200	—	43,200
Interest Rate Swaptions Purchased	—	1,352,239	—	1,352,239
Call Options Purchased	—	2,765,167	—	2,765,167

Total Investments	$81,056,859	$1,468,516,244	$12,468,000	$1,562,041,103
Forward Foreign Currency Exchange Contracts	$—	$16,340,937	$—	$16,340,937
Futures Contracts	6,046,363	—	—	6,046,363
Swap Contracts	—	16,185,616	—	16,185,616

Total	$87,103,222	$1,501,042,797	$12,468,000	$1,600,614,019

Liability Description

Currency Options Written	$—	$(38,862)	$—	$(38,862)
Forward Foreign Currency Exchange Contracts	—	(15,505,418)	—	(15,505,418)
Forward Volatility Agreements	—	(449,120)	—	(449,120)
Futures Contracts	(93,400)	—	—	(93,400)
Swap Contracts	—	(11,182,910)	—	(11,182,910)

Total	$(93,400)	$(27,176,310)	$—	$(27,269,710)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2017 is not presented. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

37

Global Opportunities Portfolio

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Opportunities Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunities Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2017, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2017, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Global Opportunities Portfolio and subsidiary as of October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2017

38

Global Opportunities Portfolio

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Global Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Portfolio’s affairs. The Trustees and officers of the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

39

Global Opportunities Portfolio

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

40

Global Opportunities Portfolio

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for Eaton Vance Short Duration Strategic Income Fund (which invests in the Portfolio) includes additional information about the Trustees and officers of the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

41

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the

Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/16	10/31/17
Audit Fees	$79,420	$86,139
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$38,743	$40,206
All Other Fees(3)	$0	$0

Total	$118,163	$126,345

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/16	10/31/17
Registrant	$38,743	$40,206
Eaton Vance(1)	$56,434	$148,018

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017